Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net earnings	$ 357	$ 1,261	$ 1,413
Other comprehensive income (loss) from continuing operations, net of tax:
Cumulative translation adjustments	8	(1)	(5)
Net actuarial gain (loss) and prior service costs	97	4	(30)
Total other comprehensive income (loss), net of tax	105	3	(35)
Total comprehensive income	$ 462	$ 1,264	$ 1,378